Goodwill - Summary of Proforma Effect in Net Revenue, Net Income and Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Medpass Group Limited
Business Acquisition [Line Items]
Revenue	$ 2,798,180	$ 2,820,796
Net income	$ 332,521	$ 377,485
Basic earnings per share (USD per share)	$ 6.21	$ 6.91
Diluted earnings per share (USD per share)	$ 6.16	$ 6.85
Symphony
Business Acquisition [Line Items]
Revenue		$ 2,818,280	$ 2,609,233
Net income		$ 376,636	$ 324,671
Basic earnings per share (USD per share)		$ 6.90	$ 6.00
Diluted earnings per share (USD per share)		$ 6.84	$ 5.93
MeDiNova
Business Acquisition [Line Items]
Revenue		$ 2,807,788	$ 2,599,091
Net income		$ 375,979	$ 323,759
Basic earnings per share (USD per share)		$ 6.89	$ 5.98
Diluted earnings per share (USD per share)		$ 6.83	$ 5.91
MMD
Business Acquisition [Line Items]
Revenue		$ 2,806,908	$ 2,612,346
Net income		$ 373,930	$ 321,698
Basic earnings per share (USD per share)		$ 6.85	$ 5.94
Diluted earnings per share (USD per share)		$ 6.79	$ 5.87